SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

                                   --------

              Deutsche CROCI (Reg. TM) Sector Opportunities Fund


THE "NON-DIVERSIFICATION RISK" INFORMATION CONTAINED UNDER THE "MAIN RISKS" SECTION WITHIN THE SUMMARY PROSPECTUSES IS HEREBY REMOVED.


               Please Retain This Supplement for Future Reference




















June 5, 2017
PROSTKR-874

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